CONDENSED CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash (including RMB552,153 and RMB627,624 of VIES as of December 31, 2018 and September 30, 2019, respectively)	¥ 5,752,790	¥ 2,161,622
Restricted cash (including RMB87 and nil of VIEs as of December 31, 2018 and September 30, 2019, respectively)		87
Accounts receivable, net of allowance for doubtful accounts (including RMB517,346 and RMB934,380 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	952,184	536,842
Value-added-tax ("VAT") recoverable (including RMB39,671 and RMB57,793 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	247,307	163,476
Prepaid expenses (including RMB32,962 and RMB42,813 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	89,729	64,843
Other current assets (including RMB59,499 and RMB43,324 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	124,002	110,526
Total current assets	7,166,012	3,037,396
Property and equipment, net (including RMB3,058,294 and RMB2,965,991 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	16,290,301	13,994,945
Intangible assets, net (including RMB181,025 and RMB165,152 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	394,496	482,492
Operating lease right-of-use assets (including RMB99,756 of VIEs as of September 30, 2019)	469,407
Prepaid land use rights, net	774,564	756,957
Goodwill	1,751,970	1,751,970
Deferred tax assets (including RMB16,676 and RMB20,417 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	55,391	36,974
Restricted cash (including RMB39,346 and RMB17,415 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	109,049	123,039
VAT recoverable (including RMB115,054 and RMB119,187 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	627,688	488,526
Other non-current assets (including RMB81,290 and RMB89,565 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	364,713	212,944
Total assets	28,003,591	20,885,243
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including RMB235,250 and RMB255,000 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	916,596	1,283,320
Accounts payable (including RMB212,698 and RMB255,851 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	1,691,827	1,508,020
Accrued expenses and other payables (including RMB148,945 and RMB194,605 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	697,107	476,564
Deferred revenue, current (including RMB54,101 and RMB56,024 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	90,992	73,077
Operating lease liabilities, current (including RMB39,963 of VIEs as of September 30, 2019)	63,719
Finance lease and other financing obligations, current (including RMB96,787 and RMB34,123 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	118,050	166,898
Total current liabilities	3,578,291	3,507,879
Long-term borrowings, excluding current portion (including RMB60,000 and RMB20,000 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	7,442,030	5,203,708
Convertible bonds payable	2,075,014	2,004,714
Operating lease liabilities, non-current (including RMB67,369 of VIEs as of September 30, 2019)	379,789
Finance lease and other financing obligations, non-current (including RMB1,068,862 and RMB1,019,697 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	4,565,929	4,134,327
Deferred tax liabilities (including RMB69,624 and RMB66,181 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	160,676	171,878
Other long-term liabilities (including RMB10,740 and RMB24,710 of VIEs as of December 31, 2018 and September 30, 2019, respectively)	350,837	340,812
Total liabilities	18,552,566	15,363,318
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of September 30, 2019; Redemption value of RMB1,063,145 as of September 30, 2019; Liquidation value of RMB1,196,656 as of September 30, 2019)	1,063,145
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 939,479,307 and 1,098,292,941 Class A ordinary shares issued and outstanding as of December 31, 2018 and September 30, 2019, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2018 and September 30, 2019, respectively)	394	341
Additional paid-in capital	10,384,231	7,275,945
Accumulated other comprehensive loss	(43,217)	(139,254)
Accumulated deficit	(1,953,528)	(1,615,107)
Total shareholders' equity	8,387,880	5,521,925
Commitments and contingencies
Total liabilities, redeemable preferred shares and shareholders' equity	¥ 28,003,591	¥ 20,885,243